Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 605,529	$ 316,530	$ 1,220,092	$ 459,350	$ 1,712,595	$ 766,277
Cost of sales	166,275	108,180	335,186	152,613	578,015	318,968
Gross profit	439,254	208,350	884,906	306,737	1,134,580	447,309
Expenses
Depreciation and amortization	2,709	2,888	5,093	5,385
Depreciation					10,295	5,034
Marketing and promotion	721,489	114,051	1,114,527	216,727	660,291	192,863
Consulting fees	185,443	149,723	581,569	233,687	459,498	324,395
Office and administrative	663,956	529,950	1,542,564	964,009	2,329,067	1,019,708
Professional fees	158,143	168,933	338,065	306,730	579,111	192,409
Investor relations	6,377	37,452	104,622	75,720	91,009	74,003
Research and development	52,385	133,654	173,526	217,395	426,243	228,747
Foreign exchange (gain) loss	244	2,374	785	2,633	6,130	2,749
Travel and entertainment	57,121	122,655	116,229	184,170	339,147	198,442
Total Expenses	1,847,867	1,261,680	3,976,980	2,206,456	4,900,791	2,238,350
Net loss before other income (expense)	(1,408,613)	(1,053,330)	(3,092,074)	(1,899,719)	(3,766,211)	(1,791,041)
Other income (expense)
Listing expense					(450,079)
Change in fair value of derivative liabilities	26,864	(222,468)	301,803	(459,246)	(71,266)	(12,754)
Interest expense	(30,806)	(4,409)	(54,343)	(7,045)	(19,525)	(2,629)
Loss on sale of equipment						(1,546)
Interest income	64	349	150	5,456	5,564	7,702
Other income			34,723
Net loss	(1,412,491)	(1,279,858)	(2,809,741)	(2,360,554)	(4,301,517)	(1,800,268)
Other comprehensive income (loss)
Currency translation adjustment	(141)	262	1,040	375	91	(91)
Total comprehensive loss	$ (1,412,632)	$ (1,279,596)	$ (2,808,701)	$ (2,360,179)	$ (4,301,426)	$ (1,800,359)
Basic loss per share (in Dollars per share)	$ (0.08)	$ (0.128)	$ (0.158)	$ (0.24)	$ (0.4)	$ (0.189)
Weighted average shares outstanding (in Shares)	18,298,572	9,976,725	17,814,093	9,838,599	10,745,938	9,528,863